Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011
Income Taxes [Line Items]
Beginning of year balance	$ 74	$ 83	$ 88
Increases based on current period tax positions	0	5	8
Increases based on prior period tax positions	0	24	0
Decreases based on prior period tax positions	0	4	5
Decreases related to settlements with tax authorities	0	33	4
Decreases related to a lapse of applicable statute of limitation	7	1	4
End of Year Balance	$ 67	$ 74	$ 83